Total
Schwartz Value Focused Fund
RISK/RETURN SUMMARY
What is the Fund's investment objective?
The investment objective of the Fund is to seek long-term capital appreciation.
What are the Fund's fees and expenses?

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees	Schwartz Value Focused Fund Schwartz Value Focused Fund Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Schwartz Value Focused Fund Schwartz Value Focused Fund Shares
Management Fees	0.95%
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.63%	[1]
Fee Waiver	0.36%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.27%	[3]
[1]	Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."
[2]	Schwartz Investment Counsel, Inc. (the "Adviser") has contractually agreed to reduce Management Fees and reimburse Other Expenses so that "Total Annual Fund Operating Expenses" (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) do not exceed 1.25%. Any management fee waivers and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the date such fees and expenses were waived or reimbursed, provided the repayment to the Adviser does not cause "Total Annual Fund Operating Expenses" (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage costs and extraordinary expenses) of the Fund to exceed the net expense ratio at the time such amount was waived or repaid. This expense limitation is in effect until May 1, 2021 and may be terminated by the Fund or the Adviser upon not less than 60 days' prior written notice, provided, however, that (i) the Adviser may not terminate the agreement without the approval of the Board of Trustees, and (ii) the agreement terminates automatically if the Adviser ceases to serve as the Fund's investment adviser.
[3]	Total Annual Fund Operating Expenses After Fee Waiver will not correlate to the ratio of net expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund but does not include "Acquired Fund Fees and Expenses."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also takes into account the Adviser's contractual arrangement to maintain the Fund's expenses at the agreed upon level for a period of one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Schwartz Value Focused Fund | Schwartz Value Focused Fund Shares | USD ($)	129	479	853	1,903

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal market conditions, the Fund invests at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (which include common stocks, preferred stocks and securities convertible into common stocks). The Fund may invest in the securities of companies of any size, regardless of market capitalization. At times, depending on market and other conditions, the Fund may invest a substantial portion of its assets in a small number of issuers, industries or business sectors. The Fund may invest in special situation companies that have fallen out of favor with the market, but that the Adviser expects to appreciate over time due to company-specific developments, rather than general business conditions or movements in the markets as a whole. Special situations may include significant changes in a company's allocation of its existing capital (companies undergoing turnarounds or spin-offs) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new product introductions, changes in senior management or significant changes in a company's cost structure. The Fund may invest in equity securities of foreign issuers that are U.S. dollar denominated and trade on a U.S. securities exchange or domestically in the over-the-counter markets. The Fund may, with respect to its investments in foreign issuers, invest indirectly in such companies in the form of American Depositary Receipts (stocks issued by a U.S. bank or broker that trade in the U.S. but represent ownership of securities issued by foreign companies).

The Fund may also invest in exchange-traded funds ("ETFs") if the Adviser believes it is advisable to expose the Fund to the broad market or to broad market sectors or to hedge against market risk without purchasing a large number of individual securities. ETFs differ from traditional index funds because their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in an ETF, the Fund's shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF. The Fund may invest in debt securities, which include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities rated below investment grade (high yield or junk bonds). The Fund may also invest in cash or cash equivalents. The Fund's cash level is a result of the Adviser's individual security selection process, and therefore may vary, depending on the Adviser's desired security weightings. Under normal market conditions, the Fund will limit its investment in ETFs, debt securities (including junk bonds), and cash or cash equivalents to no more than 20% of its net assets.

The Adviser uses fundamental security analyses to identify and purchase shares of companies that the Adviser believes are selling below their intrinsic value. The Adviser looks for companies whose market prices are below what a corporate or entrepreneurial buyer would be willing to pay for the entire business. The price of stocks in relation to cash flow, earnings, dividends, book value, and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that may significantly enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies or product offerings. The Adviser intends to hold securities for an average of 3 to 5 years under normal market conditions. The price of the securities held by the Fund are monitored in relation to the Adviser's criteria for value. When a stock appreciates substantially and is no longer undervalued, according to the Adviser's valuation criteria, it is sold. Stocks are also sold when a company fails to achieve expected results or economic factors or competitive developments adversely impair the company's intrinsic value.

What are the Fund's principal investment strategies?

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund is not intended to be a complete investment program and there is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risks. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks, such as rapid fluctuations in price or liquidity due to earnings and other developments affecting a particular company or industry, stock market trends and general economic conditions, investor perceptions, interest rates and other factors beyond the control of the Adviser. The value of an investment in the Fund may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets based on negative developments in the U.S. and global economies. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause volatility, illiquidity or other potentially adverse effects in the financial markets. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes and tsunamis, and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. For example, the outbreak of an infectious respiratory illness caused by a novel coronavirus, known as COVID-19, has resulted in significant disruptions in global business activities and has adversely affected the economies of many countries, including the U.S. Economies and financial markets throughout the world have become interconnected, which increases the possibility that economic, financial or political events in one country could have a profound impact on global economies or markets. U.S. companies with significant non-U.S. operations can be impacted by political, economic and regulatory developments in foreign markets. Stocks tend to move in cycles and may experience periods of turbulence and instability.

Foreign Exposure Risks. Investments in foreign securities involve risks that may be different from those of U.S. securities, including the risk that foreign economies may be less stable than the U.S. economy. Foreign securities may not be subject to uniform audit, financial reporting or disclosure standards, practices or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations, tariffs, expropriation or confiscatory taxation, limitations on the removal of money or other assets, political or social instability, and nationalization of companies or industries.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depositary arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid directly by the depositary holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Non-Diversification Risks. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of a limited number of issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers, industries or sectors, which may cause its share price to be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a fund that is more widely diversified. The issuers that the Fund may emphasize will vary from time to time.

Sector Risks. If the Fund holds significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector. This may increase the risk of loss in the Fund and its share price volatility.

Security Selection and Investment Style Risks. Like any mutual fund, the Fund's method of security selection may not be successful, and the Fund may underperform the stock market as a whole. If the Adviser's opinion about the intrinsic value of a company is incorrect or if the intrinsic value of a company is not recognized by the market, a stock may not achieve the price appreciation anticipated by the Adviser. The Fund's value style may go out of favor with investors.

Market Capitalization Risks. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology developments and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Small and mid-capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths usually present in larger companies. Micro-cap companies may have limited product lines, markets and access to financing, and may lack the management depth of larger companies. In many instances, the securities of micro, small and mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Debt Security Risks. Any debt securities held by the Fund are subject to certain risks, such as credit risk, interest rate risk and liquidity risk. At times there may be an imbalance of supply and demand in the markets which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Credit risk is the risk that the issuer of the security cannot meet its financial obligations. Issuers of junk bonds may not be as financially strong and may have a weakened capacity to pay interest or principal, when due, especially during periods of economic downturn or uncertainty. Interest rate risk is the risk that the Fund's share price will be affected by changes in interest rates. When interest rates rise, the value of the Fund's debt securities and share price generally will decline. Securities with longer maturities generally are more sensitive to interest rate changes than securities with shorter maturities. Potential changes in government policy affecting interest rates may cause debt securities to experience a heightened level of interest rate risk. Liquidity risk is the risk that a security cannot be sold at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment, if there is a reduction in the inventories of traditional dealers, or in other circumstances. Lower rated securities may be subject to greater levels of liquidity risk.

ETF Risks. The Adviser may invest in certain types of ETFs to hedge against market risk. Investments in ETFs generally present the same primary risks as investments in conventional investment companies, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to mutual funds, including the risk that the market price of an ETF's shares may trade at a discount to its net asset value, or that an active trading market for an ETF's shares may not be developed or maintained. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.

Preferred Stock Risks. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company's preferred stock may react strongly to actual or perceived changes in the company's financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Convertible Security Risks. A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer's common stock. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company's convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be "callable," which means the issuer can redeem the security prior to its maturity.

Special Situation Company Risks. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results. The availability of special situation companies that present attractive investment opportunities may be sporadic, or rare in certain instances, which may detract from the Fund's ability to pursue its investment objectives.

What has been the Fund's performance history?

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund by showing the Fund's performance from year to year for each of the last ten calendar years, and by showing how the Fund's average annual total returns for the 1, 5 and 10 year periods ended December 31, 2019 compare with those of a broad measure of market performance. The performance results through December 31, 2015 and portions of 2016 were achieved using an investment strategy that is different than the more focused strategy that is currently being used to manage the Fund. Certain performance information reflects fee reductions and/or expense reimbursements by the Adviser; without such fee reductions and/or expense reimbursements, returns would be less than those shown. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month-end, is available on the Fund's website (www.schwartzvaluefocusedfund.com) or by calling 1-888-726-0753.

During the periods shown in the bar chart, the highest return for a quarter was 12.40% during the quarter ended March 31, 2019 and the lowest return for a quarter was -17.14% during the quarter ended December 31, 2018.

Average Annual Total Returns For Periods Ended December 31, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Schwartz Value Focused Fund	1 Year	5 Years	10 Years
Schwartz Value Focused Fund Shares	18.67%	4.36%	6.24%
Schwartz Value Focused Fund Shares | After Taxes on Distributions	18.67%	3.85%	5.71%
Schwartz Value Focused Fund Shares | After Taxes on Distributions and Sales	11.05%	3.33%	4.97%
STANDARD & POOR’S 1500 INDEX (reflects no deduction for fees, expenses, or taxes)	30.90%	11.46%	13.52%